A FAMILY OF MUTUAL FUNDS
                                                  ADVISED BY FIRST HAWAIIAN BANK
                                                                          BISHOP
                                                                          STREET
                                                                           FUNDS
--------------------------------------------------------------------------------
                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 1996

                                                               MONEY MARKET FUND
                                                      TREASURY MONEY MARKET FUND
                                                      HAWAII MUNICIPAL BOND FUND

                                                                  [LOGO OMITTED]
                                                                          BISHOP
                                                                          STREET
                                                                           FUNDS

                                                             BISHOP STREET FUNDS
LETTER TO SHAREHOLDERS

DEAR SHAREHOLDERS:

THE BISHOP STREET FUNDS ARE ONCE AGAIN PLEASED TO PRESENT TO YOU THE BISHOP STREET FUNDS' ANNUAL REPORT TO SHAREHOLDERS.

IN THE FINANCIAL MARKETS, SLOW STEADY GROWTH PROPELLED THE STOCK MARKET TO ITS SIXTH STRAIGHT BULLISH YEAR. THE PAST YEAR MADE THE CURRENT BULL MARKET -- WHICH BEGAN IN 1990 -- THE LONGEST BULL MARKET OF THE CENTURY. BONDS, ON THE OTHER HAND, EXPERIENCED A BIT MORE TURBULENT YEAR. WHILE THE YEAR BEGAN WITH YIELDS ON THE 30-YEAR TREASURY BOND AT ABOUT 6 PERCENT, MID-YEAR INFLATION FEARS CAUSED TREASURY YIELDS TO RISE ABOVE 7%. AS THE YEAR ENDED AND THE THREAT OF INFLATION APPEARED TO SUBSIDE, THE 30-YEAR TREASURY YIELD RETREATED TO APPROXIMATELY 6.5%.

AS WE HAVE DISCUSSED IN PREVIOUS REPORTS, THERE IS NO WAY TO KNOW IF THE BULL MARKET WILL END OR WHETHER THE EXPECTATIONS OF STEADY GROWTH AND STABLE INFLATION WILL COME TO PASS IN 1997. YOU CAN BE ASSURED, HOWEVER, THAT REGARDLESS OF THE DIRECTION OF THE FINANCIAL MARKETS IN 1997, THE BISHOP STREET FUNDS WILL REMAIN DEDICATED TO PROVIDING YOU WITH HIGH QUALITY SERVICE AND PRUDENT INVESTMENT MANAGEMENT AND WILL CONTINUE TO INTRODUCE NEW PROGRAMS
AND PRODUCTS DESIGNED TO SATISFY THE INVESTMENT NEEDS OF YOU -- OUR
SHAREHOLDERS.

ALREADY IN 1997, THE BISHOP STREET FUNDS HAVE UNDERGONE AN IMPORTANT CHANGE TO BETTER MEET THE INVESTMENT NEEDS OF ITS SHAREHOLDERS. IN JANUARY, TWO NEW FUNDS WERE ADDED TO THE BISHOP STREET LINE-UP: THE EQUITY FUND AND HIGH GRADE INCOME FUND. THE LAUNCH OF THESE NEW FUNDS ADDS SIGNIFICANTLY TO THE DIVERSITY OF THE BISHOP STREET FAMILY OF FUNDS. WE LOOK FORWARD TO REPORTING UPCOMING CHANGES AND ENHANCEMENTS TO THE BISHOP STREET FUNDS TO YOU IN FUTURE REPORTS.

THIS REPORT CONTAINS IMPORTANT INFORMATION FROM THE ADVISER AND DETAILED FINANCIAL INFORMATION FOR THE FISCAL YEAR ENDING DECEMBER 31, 1996. WE ENCOURAGE YOU TO READ IT CAREFULLY. IF YOU HAVE ANY QUESTIONS ABOUT THIS REPORT OR THE BISHOP STREET FUNDS, WE INVITE YOU TO CALL OUR INVESTOR SERVICES DEPARTMENT AT 1-800-262-9565.

THANK YOU FOR CHOOSING THE BISHOP STREET FUNDS.



SINCERELY,


[/S/ ROBERT A. ALM]

ROBERT A. ALM
SENIOR VICE PRESIDENT AND MANAGER,
FINANCIAL MANAGEMENT GROUP
FIRST HAWAIIAN BANK, INVESTMENT ADVISER

MONEY MARKET FUND
TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER'S REPORT
      After reducing short term interest rates in January, the Federal Reserve
(Fed) left them unchanged for the remaining eleven months of the year. With the central bank anchoring short term yields at 5.25%, yields on longer maturity instruments moved with the ebbs and flows of market psychology. Signs of stronger economic growth, even without the shadow of inflation, prompted the Fed to shift their bias toward raising rates later in the year.
      With stronger economic trends, the credit cycle remains healthy. Money market funds sailed smoothly through the year without exposure to credit defaults. Two of the more interesting developments in the year involved the US Treasury. First, Congress shut down the government and put the Treasury at risk of defaulting, temporarily, on its maturing debt. Cooler heads prevailed and the markets returned to normal. Second, the Treasury developed plans to issue its first-ever inflation indexed bond, a floating rate security whose return is tied to changes in the rate of US inflation. On the surface, although floating rate securities are attractive for money market mutual funds, we do not believe that these new securities are appropriate stable-value investments for the Bishop Street Money Market Funds and will not purchase them in these portfolios.

MANAGEMENT DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
      After the Fed raised short term interest rates in January, we believed that further increases would be made only in the face of demonstrable economic growth. For most of the first half of the year, we sought extra yield by maintaining longer average maturity in the Bishop Street Money Market Fund. The Fund held 60% of its assets in commercial paper, 16% in bank instruments, and we looked to boost yield from the Fund's 22% holding in floating rate notes.
      Unusually strong economic data in the second quarter -- around the time the Bishop Street Treasury Money Market Fund opened -- lead us to believe a Fed rate hike was near. Accordingly, we shortened maturities in the Bishop Street Money Market Fund to forty-seven days by the end of June. The Bishop Street Treasury Money Market Fund was launched at the end of May with two-thirds of its holdings in repurchase agreements, and one-third in Treasuries.
      In the second half of the year, while following the same sector strategy in both portfolios, we looked for opportunities to lengthen maturities when we felt the market prices fully discounted the Fed's outlook. In the fourth quarter in particular, the Bishop Street Treasury Money Market Fund benefited from year-end funding pressures, which drove up yields on repurchase agreements.
      In summary, it was a year when short-term interest rates did not vary beyond a narrow band; consequently, there were few opportunities for money market funds to differentiate themselves. The Bishop Street Money Market Fund and its competitors closely tracked the minor fluctuations in short term rates. Since its inception, the Bishop Street Treasury Money Market Fund's large holdings in repurchase agreements distinguished it from its peers.

                                                             BISHOP STREET FUNDS
HAWAII MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER'S REPORT
      The municipal bond market outperformed taxable securities in 1996 despite major concern early in the year about tax reform legislation and its possible adverse effects on tax-exempts, especially the proposals calling for a flat tax. As the year unfolded, most market participants believed that moderation and compromise would preclude any radical changes in the tax laws and the fear of sweeping tax reform legislation no longer pervaded the municipal landscape.

      The capital markets were confronted at various times during the year with Fed Chairman Greenspan's publicly voiced warnings that the economy was "on track" for sustained growth, and market expectations for a Fed easing evaporated. By the Fall, however, statistics confirmed both a moderate, sustainable rate of growth, and a tolerable rate of inflation (3% or under), and the Fed left interest rates unchanged.

      The phenomenal growth rate of equity mutual funds undoubtedly slowed the amount of new cash being channeled into the municipal sector as the stock market enjoyed another excellent year. This year, however, more investors might consider municipals the vehicle of choice, as the equity markets might be perceived as "fully valued." For investors in the higher tax brackets, municipals are still extremely attractive.

      As 1997 unfolds, we believe that the national economy might be a little stronger and that inflationary pressures might grow as energy and labor costs rise. Although we don't anticipate explosive growth, these factors are likely to move interest rates somewhat higher.

      However, the State of Hawaii's economic recovery from the recession continues to be quite slow with revenues from tourism showing only modest increases. The State will continue to face budgetary pressures in 1997, and more difficult political and legislative decisions lie ahead.

MANAGEMENT DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
      The primary strategy of the Fund is to maintain a high quality portfolio which will produce an attractive and dependable after-tax income stream. In pursuing this goal, we:

   (BULLET) Maintain a very high quality portfolio. On December 31, 1996, over 78% of the bond holdings were rated either AAA or AA.

   (BULLET) Maximize diversification. Our strategy is to remain broadly diversified in such sectors as transportation, education, health care and utilities -- as well as general obligations of the State. For a list of securities in the Fund, please see the Statement of Net Assets for the Hawaii Municipal Bond Fund.

   (BULLET) Use a combination of high coupon premium issues and discount non-callable bonds. Premium issues are less volatile in a bear market when interest rates are rising. In contrast, non-callable discount bonds perform very well in a bond market rally.

      The Hawaii Municipal Bond Fund produced a total return of 4.31% for the 12 months ending December 31, 1996. In contrast, the Lehman Brothers Municipal Bond Index produced a total return of 4.43% for the same period. A survey of our peer group by Lipper Analytical Services Inc. indicated that the Hawaii Municipal Funds average total return was 3.61% for 1996.

      The Fund's portfolio continues to be of excellent quality, with over 78% of holdings in the AA and AAA category. With the flatness of the yield curve offering no significant yield advantages for the additional volatility of longer maturities, we shortened our average maturity and duration during the year. Our average maturity stood about 131/2 years at year end.

      On December 31, 1996, the Hawaii Municipal Bond Fund was yielding 5.13%. For an individual in the highest combined federal and state income tax bracket, this yield translates into a taxable equivalent yield of 9.44%. This information is based on a hypothetical illustration and is not representative of any investment securities. Few taxable fixed income investments with the quality comparable to a municipal bond portfolio generate such a high return today.

      We will continue to look for opportunities to increase return to our shareholders.


[GRAPHIC OMITTED]

                 COMPARISON OF CHANGE IN THE VALUE OF A $10,000
                INVESTMENT IN THE BISHOP STREET HAWAII MUNICIPAL
                 BOND FUND, INVESTMENT CLASS, VERSUS THE LEHMAN
                   BROTHERS MUNICIPAL BOND FUND, AND THE LIPPER
                     HAWAIIAN MUNICIPAL DEBT FUNDS AVERAGE.

      BISHOP STREET
  HAWAII MUNICIPAL BOND        LEHMAN BROTHERS      LIPPER HAWAIIAN MUNICIPAL
FUND, INVESTMENT CLASS       MUNICIPAL BOND FUND        DEBT FUNDS AVERAGE

        9,650                      10,000                    10,000
        9,728                      10,115                    10,097
        9,928                      10,359                    10,310
       10,110                      10,657                    10,529
       10,557                      11,096                    11,005
       10,380                      10,962                    10,808
       10,469                      11,046                    10,879
       10,727                      11,300                    11,146
       11,011                      11,589                    11,403

            One Year     Annualized
             Return   Inception to Date
              4.31%        7.31%
with load     0.66%        5.31%


[GRAPHIC OMITTED]

                 COMPARISON OF CHANGE IN THE VALUE OF A $10,000
                INVESTMENT IN THE BISHOP STREET HAWAAI MUNICIPAL
               BOND FUND, INSTITUTIONAL CLASS, VERSUS THE LEHMAN
                  BROTHERS MUNICIPAL BOND FUND, AND THE LIPPER
                     HAWAIIAN MUNICIPAL DEBT FUNDS AVERAGE.

      BISHOP STREET
  HAWAII MUNICIPAL BOND        LEHMAN BROTHERS      LIPPER HAWAIIAN MUNICIPAL
FUND, INSTITUTIONAL CLASS    MUNICIPAL BOND FUND        DEBT FUNDS AVERAGE

      10,000                       10,000                    10,000
      10,082                       10,115                    10,097
      10,289                       10,359                    10,310
      10,478                       10,657                    10,529
      10,941                       11,096                    11,005
      10,757                       10,962                    10,808
      10,850                       11,046                    10,879
      11,106                       11,300                    11,146
      11,402                       11,589                    11,403

One Year     Annualized
 Return   Inception to Date
  4.21%        7.28%

DECEMBER 31, 1996                                            BISHOP STREET FUNDS

STATEMENT OF NET ASSETS

MONEY MARKET FUND
--------------------------------------------------------
                                  FACE
                                 AMOUNT          VALUE
DESCRIPTION                       (000)          (000)
--------------------------------------------------------
COMMERCIAL PAPER (60.2%)
   American Brands
     5.300%, 04/02/97            $10,000        $ 9,866
   Bear Stearns
     5.320%, 01/27/97             10,000          9,962
   Chrysler Financial
     5.350%, 02/13/97             10,000          9,936
   Ciesco LP
     5.350%, 02/26/97             10,500         10,413
   Corporate Receivables
     5.350%, 03/20/97              7,000          6,919
   Enterprise Funding
     5.900%, 01/06/97              1,000            999
     5.340%, 01/21/97             10,000          9,970
   Falcon Asset Securitization
     5.550%, 02/18/97                530            526
   Fina Oil & Chemical
     5.330%, 01/31/97              9,760          9,716
   General Motors Acceptance
     5.620%, 03/14/97              3,500          3,461
   IBM Credit
     5.370%, 04/16/97             10,000          9,843
   Island Finance Puerto Rico
     5.360%, 03/20/97              5,800          5,733
   Kitty Hawk Funding
     5.380%, 03/03/97              9,308          9,223
   Merrill Lynch
     5.350%, 01/31/97             10,000          9,955
   Morgan Stanley Group
     5.330%, 01/17/97                410            409
   National Fuel Gas
     5.330%, 02/05/97              6,000          5,969
     5.380%, 02/20/97              4,000          3,970
   Nationsbank
     5.400%, 01/06/97              8,000          7,994
   Pitney Bowes Credit
     5.470%, 02/20/97              5,205          5,165
   Ranger Funding
     5.320%, 02/19/97              5,000          4,964
     5.380%, 02/28/97              6,000          5,948
   Sears Roebuck Acceptance
     5.320%, 02/11/97             11,000         10,933
-------------------------------------------------------
                                  FACE
                                 AMOUNT         VALUE
DESCRIPTION                       (000)         (000)
-------------------------------------------------------
   Transamerica Finance
     5.300%, 03/19/97            $10,000       $  9,887
   Washington Gas Light
     5.320%, 01/13/97              5,900          5,890
                                               --------
TOTAL COMMERCIAL PAPER
   (Cost $167,651)                              167,651
                                               --------

CERTIFICATES OF DEPOSIT/BANK NOTES (16.1%)
   Chase Manhattan Bank
     5.500%, 07/01/97             10,000         10,000
   First Alabama Bank
     5.700%, 02/03/97             10,000         10,000
   First National Bank of Boston
     5.470%, 02/12/97             10,000         10,000
   First of America Bank
     5.400%, 02/04/97             10,000         10,000
   South Trust Central Carolina
     5.500%, 04/30/97              5,000          5,000
                                               --------
TOTAL CERTIFICATES OF DEPOSIT/BANK NOTES
   (Cost $45,000)                                45,000
                                               --------

FLOATING RATE NOTES (21.9%)
   CoreStates Capital (A)
     5.870%, 01/25/97              5,000          5,000
   Key Bank (A)
     4.850%, 01/02/97             10,000          9,994
   PNC Bank (A)
     5.483%, 01/06/97             11,000         11,000
   Peoples Security Life (A)
     5.600%, 02/01/97             10,000         10,000
   SMM Trust 96-1 (A)
     5.714%, 01/30/97              8,000          8,000
   SMM Trust 96-B (A)
     5.613%, 01/04/97              2,000          2,000
   Southtrust Bank of Alabama (A)
     5.521%, 03/17/97              5,000          4,999
   Travelers Insurance (A)
     5.695%, 01/01/97             10,000         10,000
                                               --------
TOTAL FLOATING RATE NOTES
   (Cost $60,993)                                60,993
                                               --------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DECEMBER 31, 1996

STATEMENT OF NET ASSETS

MONEY MARKET FUND (concluded)
-------------------------------------------------------
                                  FACE
                                 AMOUNT          VALUE
DESCRIPTION                       (000)          (000)
-------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (3.2%)
   Federal Farm Credit Bank
     5.600%, 06/03/97            $ 9,000       $  8,995
                                               --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $8,995)                                  8,995
                                               --------

BANKERS ACCEPTANCE (2.3%)
   First National Bank of Boston
     5.430%, 01/08/97              1,200          1,199
   Suntrust Banks
     5.300%, 03/04/97              5,141          5,094
                                               --------
TOTAL BANKERS ACCEPTANCE
   (Cost $6,293)                                  6,293
                                               --------

REPURCHASE AGREEMENT (0.1%)
   Lehman Brothers
     6.85%, dated 12/31/96,
     matures 01/02/97,
     repurchase price $271,103
     (collateralized by U.S. Treasury
     STRIPS, par value $1,505,000,
     6.97%, matures 05/15/21:
     market value $283,351)          271            271
                                               --------
TOTAL REPURCHASE AGREEMENT
   (Cost $271)                                      271
                                               --------
TOTAL INVESTMENTS (103.8%)
   (Cost $289,203)                              289,203
                                               --------
OTHER ASSETS AND LIABILITIES (-3.8%)
   Payable--Investment Securities
      Purchased                                 (10,000)
   Other                                           (560)
                                               --------
OTHER ASSETS AND LIABILITIES, NET               (10,560)
                                               --------
-------------------------------------------------------

                                                 VALUE
DESCRIPTION                                      (000)
-------------------------------------------------------

NET ASSETS:
   Fund Shares of Institutional Class A
     (unlimited authorization -- no par
     value) based on 274,154,588
     outstanding shares of beneficial
     interest                                  $274,154
   Fund Shares of Retail Class B
     (unlimited authorization -- no
     par value) based on 4,519,046
     outstanding shares of beneficial
     interest                                     4,519
   Undistributed net investment income                1
   Accumulated net realized loss
     on investments                                 (31)
                                               --------
TOTAL NET ASSETS (100.0%)                      $278,643
                                               ========
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE --
   INSTITUTIONAL CLASS A                          $1.00
                                               ========
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE --
   RETAIL CLASS B                                 $1.00
                                               ========


--------------------------------------------------------------------------------
(A) FLOATING RATE SECURITY--THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE EFFECT ON DECEMBER 31, 1996. THE DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.
STRIPS -- SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL OF SECURITIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

BISHOP STREET FUNDS

TREASURY MONEY MARKET FUND
-------------------------------------------------------
                                  FACE
                                 AMOUNT          VALUE
DESCRIPTION                       (000)          (000)
-------------------------------------------------------

U.S. TREASURY OBLIGATIONS (28.8%)
   U.S. Treasury Bill
     5.403%, 11/13/97            $26,000        $24,821
   U.S. Treasury Notes
     6.750%, 02/28/97             12,000         12,023
     6.875%, 02/28/97              7,000          7,017
     6.875%, 04/30/97              8,000          8,030
                                               --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $51,891)                                51,891
                                               --------

REPURCHASE AGREEMENTS (74.0%)
   Aubrey G. Lanston & Co.
     6.75%, dated 12/31/96, matures
     01/02/97, repurchase price
     $23,320,742 (collateralized by
     U.S. Treasury Note, par value
     $22,919,000, 6.50%, matures
     08/31/01: market value
     $23,670,949)                 23,312         23,312
   Chase
     6.65%, dated 12/31/96, matures
     01/02/97, repurchase price
     $30,011,083 (collateralized by
     U.S. Treasury Note, par value
     $29,395,000, 6.375%, matures
     07/15/99: market value
     $30,540,347)                 30,000         30,000
   JP Morgan
     6.60%, dated 12/31/96, matures
     01/02/97, repurchase price
     $20,007,333 (collateralized by
     U.S. Treasury Note, par value
     $20,123,000, 6.00%, matures
     09/30/98: market value
     $20,478,469)                 20,000         20,000


-------------------------------------------------------
                                  FACE
                                 AMOUNT          VALUE
DESCRIPTION                       (000)          (000)
-------------------------------------------------------
   Lehman Brothers
     7.10%, dated 12/31/96,
     matures 01/02/97, repurchase
     price $30,011,833
     (collateralized by various
     U.S. Treasury Notes, total
     par value $29,774,000,
     5.88%-6.25%, 07/31/98-
     08/15/98: total market
     value $30,547,320)          $30,000       $ 30,000
   UBS
     6.70%, dated 12/31/96, matures
     01/02/97, repurchase price
     $30,011,167 (collateralized
     by various U.S. Treasury Notes,
     total par value $29,865,000,
     5.50%-8.50%, 08/31/00-
     12/31/00: total market value
     $30,604,107)                 30,000         30,000
                                               --------
TOTAL REPURCHASE AGREEMENTS
   (Cost $133,312)                              133,312
                                               --------
TOTAL INVESTMENTS (102.8%)
   (Cost $185,203)                              185,203
                                               --------
OTHER ASSETS AND LIABILITIES, NET (-2.8%)        (5,002)
                                               --------

NET ASSETS:
   Fund Shares of Institutional Class A
     (unlimited authorization -- no
     par value) based on 180,186,800
     outstanding shares of beneficial
     interest                                   180,187
   Accumulated net realized gain
     on investments                                  14
                                               --------
TOTAL NET ASSETS (100.0%)                      $180,201
                                               ========
NET ASSET VALUE, OFFERING PRICE
   AND REDEMPTION PRICE PER
   SHARE --INSTITUTIONAL CLASS A                  $1.00
                                               ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DECEMBER 31, 1996
STATEMENT OF NET ASSETS

HAWAII MUNICIPAL BOND FUND
-------------------------------------------------------
                                  FACE           MARKET
                                 AMOUNT          VALUE
DESCRIPTION                       (000)          (000)
-------------------------------------------------------

MUNICIPAL BONDS (95.5%)
GUAM (2.4%)
   Guam Power Authority, Ser A,
     RB, AMBAC Insured
     6.375%, 10/01/08             $  400         $  433
   Guam, Government Limited
     Obligation, Ser A, RB
     7.100%, 11/15/09                150            158
                                                 ------
                                                    591
                                                 ------
HAWAII (87.6%)
   Hawaii County, GO, MBIA Insured
     6.850%, 12/01/02                250            259
   Hawaii County, Hawaii Refunding
     and Improvement, GO,
     Ser A, FGIC Insured
     5.300%, 05/01/05                320            330
   Hawaii County, Ser A, GO,
     FGIC Insured
     5.600%, 05/01/12                450            464
     5.600%, 05/01/13                190            195
   Hawaii State Airport Systems,
     RB, AMBAC Insured
     5.700%, 07/01/07                310            321
   Hawaii State Airport Systems,
     RB, FGIC Insured
     7.200%, 07/01/00                300            325
     7.000%, 07/01/20                755            828
   Hawaii State Airport Systems,
     RB, MBIA Insured
     6.250%, 07/01/06              1,000          1,087
   Hawaii State Airport Systems,
     Ser 2, RB, FGIC Insured
     7.500%, 07/01/20                 50             55
   Hawaii State Airport Systems,
     Ser 2, RB
     6.900%, 07/01/12                 60             68
     7.000%, 07/01/18                640            693
   Hawaii State Airport Systems,
     Ser 3, RB, AMBAC Insured
     5.500%, 07/01/05                100            103

-------------------------------------------------------
                                    FACE         MARKET
                                   AMOUNT         VALUE
DESCRIPTION                        (000)          (000)
-------------------------------------------------------
   Hawaii State Department of
     Budget & Finance Special
     Purpose Mortgage, Hawaii
     Electric Incorporated Project,
     Ser A, RB, MBIA Insured
     6.600%, 01/01/25              $ 350         $  375
   Hawaii State Department of
     Budget & Finance Special
     Purpose Mortgage, Kaiser
     Permanente Project, Ser A, RB
     6.500%, 03/01/11                300            315
   Hawaii State Department of Budget
     & Finance Special Purpose
     Mortgage, Kapiolani Health
     Care System Project, RB
     6.300%, 07/01/08                525            552
     6.000%, 07/01/11                250            256
     6.400%, 07/01/13                250            258
   Hawaii State Department of Budget
     & Finance Special Purpose
     Mortgage, St. Francis Medical
     Center Project, RB, CGIC Insured
     5.875%, 07/01/01                210            222
     6.500%, 07/01/22                930            997
   Hawaii State Department of Budget
     & Finance, Hawaiian Electric, RB
     6.200%, 05/01/26                750            781
   Hawaii State Department of Budget
     & Finance, Queens Health
     Systems, Ser A, RB
     5.875%, 07/01/11                250            258
     6.000%, 07/01/20              1,000          1,024
   Hawaii State Harbor Capital
     Improvement, RB,
     FGIC Insured
     6.200%, 07/01/08                150            159
     6.250%, 07/01/15                150            157
     6.500%, 07/01/19                225            240
   Hawaii State Harbor Capital
     Improvement, RB, MBIA Insured
     7.000%, 07/01/17                450            488

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                             BISHOP STREET FUNDS

--------------------------------------------------------
                                    FACE          MARKET
                                   AMOUNT         VALUE
DESCRIPTION                        (000)          (000)
--------------------------------------------------------
   Hawaii State Highway Project, RB
     5.000%, 07/01/11             $  510         $  490
     5.250%, 07/01/12                500            492
   Hawaii State Housing, Finance &
     Development Corporation
     Affordable Rental Housing
     Program, Ser 1995 A, RB
     6.000%, 07/01/15                350            350
     6.050%, 07/01/22                250            250
   Hawaii State Housing, Finance &
     Development Corporation
     University of Hawaii Faculty
     Housing Project, RB,
     AMBAC Insured
     5.650%, 10/01/16                700            710
   Hawaii State Housing, Finance &
     Development Corporation Single
     Family Mortgage Purchase, Ser B,
     RB, FNMA Collateral
     5.700%, 07/01/13                595            598
     5.850%, 07/01/17                920            919
   Hawaii State Housing, Finance &
     Development Corporation
     Single Family Mortgage
     Purchase, RB
     5.550%, 07/01/07                500            521
   Hawaii State, Ser CE, GO
     5.250%, 06/01/11                250            248
   Hawaii State, Ser CH, GO
     6.000%, 11/01/10                100            108
   Hawaii State, Ser CJ, GO
     6.250%, 01/01/15                250            263
   Hawaii State, Ser CM, GO,
     FGIC Insured
     6.000%, 12/01/09                500            540
   Honolulu City & County
     Board of Water Supply, RB
     5.250%, 07/01/07                250            255
     5.800%, 07/01/16                750            766

--------------------------------------------------------
                                     FACE        MARKET
                                    AMOUNT       VALUE
DESCRIPTION                         (000)        (000)
-------------------------------------------------------
   Honolulu City & County
     Mortgage Smith Berentia,
     Ser A, RB, FHA & MBIA Insured
     7.800%, 07/01/24               $100        $   108
   Honolulu City & County Ser A, GO
     5.700%, 04/01/09                245            256
   Honolulu City & County Waipahu
     Towers Project, Ser A, RB,
     GNMA Collateral
     6.900%, 06/20/35                200            210
   Honolulu City & County, Ser A,
     GO, MBIA Insured
     6.000%, 11/01/10                500            539
   Honolulu City & County, Ser A, GO
     5.300%, 04/01/04                250            258
     6.000%, 01/01/10                150            161
   Kauai County, Refunding Ser A,
     GO, MBIA Insured
     5.400%, 02/01/04                 50             52
   Kauai County, Ser B, GO,
     AMBAC Insured
     5.750%, 08/01/06                285            302
   Kauai County, Ser B, GO,
     MBIA Insured
     5.900%, 02/01/13                260            268
   Maui County, Board of Water
     Supply, Ser A, RB, FGIC Insured
     6.000%, 12/01/01                520            557
   Maui County, GO, FGIC Insured
     5.000%, 09/01/08                115            114
     5.000%, 09/01/09                200            196
     5.125%, 12/15/12                100             97
   Maui County, GO, MBIA Insured
     5.750%, 06/01/13                250            256
   Maui County, Refunding GO,
     FGIC Insured
     5.125%, 12/15/10                290            284
   Maui County, Ser A, GO,
     FGIC Insured
     5.750%, 01/01/11                250            256
                                               --------
                                                 21,234
                                               --------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DECEMBER 31, 1996
STATEMENT OF NET ASSETS

HAWAII MUNICIPAL BOND FUND (concluded)
--------------------------------------------------------
                                  FACE          MARKET
                                 AMOUNT          VALUE
DESCRIPTION                       (000)          (000)
--------------------------------------------------------
PUERTO RICO (4.9%)
   Commonwealth of Puerto Rico,
     GO, FSA Insured
     5.500%, 07/01/13             $  250       $    252
     6.000%, 07/01/22                150            155
   Puerto Rico Electric Power
     Authority, Ser O, RB,
     CGIC Insured
     6.000%, 07/01/10                150            154
   Puerto Rico Housing, Banking &
     Finance Agency, Single Family
     Mortgage, Affordable Housing
     Mortgage Portfolio I, RB,
     GNMA/FNMA/FHLMC Collateral
     6.100%, 10/01/15                300            304
   Puerto Rico Industrial Tourist
     Educational Medical
     Environmental Control Facilities
     Hospital Auxilio Muto Obligation
     Group, RB, MBIA Insured
     6.250%, 07/01/24                300            316
                                               --------
                                                  1,181
                                               --------
VIRGIN ISLANDS (0.6%)
   Virgin Islands Housing Finance
     Authority Single Family, GNMA
     Mortgage Backed Securities
     Program, Ser A, RB
     6.500%, 03/01/25                150            153
                                               --------
TOTAL MUNICIPAL BONDS
   (Cost $22,663)                                23,159
                                               --------

CASH EQUIVALENTS (2.8%)
   Dreyfus Tax Exempt Cash
     Management Fund                 447            447
   Nuveen Federal Tax Exempt
     Money Market                    228            228
                                               --------
TOTAL CASH EQUIVALENTS
   (Cost $675)                                      675
                                               --------
--------------------------------------------------------
                                                MARKET
                                                 VALUE
DESCRIPTION                                      (000)
--------------------------------------------------------
TOTAL INVESTMENTS (98.3%)
   (Cost $23,338)                              $ 23,834
                                               --------
OTHER ASSETS AND LIABILITIES, NET (1.7%)            415
                                               --------

NET ASSETS:
   Fund Shares of Institutional Class A
     (unlimited authorization -- no
     par value) based on 1,490,851
     outstanding shares of beneficial interest   15,187
   Fund Shares of Retail Class B
     (unlimited authorization -- no
     par value) based on 854,460
     outstanding shares of beneficial interest    8,683
   Undistributed net investment income               28
   Accumulated net realized loss
     on investments                                (145)
   Net unrealized appreciation
     on investments                                 496
                                               --------
TOTAL NET ASSETS (100.0%)                      $ 24,249
                                               ========
NET ASSET VALUE, OFFERING PRICE
   AND REDEMPTION PRICE PER
   SHARE -- INSTITUTIONAL CLASS A                $10.34
                                               ========
NET ASSET VALUE, OFFERING PRICE
   AND REDEMPTION PRICE PER
   SHARE -- RETAIL CLASS B                       $10.35
                                               ========
MAXIMUM OFFERING PRICE PER
   SHARE ($10.35 (DIVIDE) 96.5%)
   RETAIL CLASS B                                $10.73
                                               ========


--------------------------------------------------------
AMBAC--AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
CGIC--CAPITAL GUARANTY INSURANCE CORPORATION
FGIC--FEDERAL GUARANTY INSURANCE CORPORATION
FNMA--FEDERAL NATIONAL MORTGSGE ASSOCIATION
FSA--FINANCIAL SECURITY ASSURANCE
GNMA--GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO--GENERAL OBLIGATION
MBIA--MUNICIPAL BOND INSURANCE ASSOCIATION
RB--REVENUE BOND
SER -- SERIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FOR THE PERIOD ENDED DECEMBER 31, 1996                       BISHOP STREET FUNDS

STATEMENT OF OPERATIONS (000)
--------------------------------------------------------------------------------
                                 MONEY MARKET  TREASURY MONEY   HAWAII MUNICIPAL
                                     FUND      MARKET FUND (2)     BOND FUND
                                 ============  ===============  ================
INTEREST INCOME:                    $17,977         $5,666          $1,242
                                    -------         ------          ------
EXPENSES:
   Investment Adviser Fee               931            316              78
   Investment Adviser Fee Waiver         --           (126)            (92)
   Administration Fee                   654            211              45
   Administration Fee Waiver           (327)          (105)            (45)
   Custody Fees                          56             15               2
   Transfer Agent Fees                   55             25              32
   Registration Fees                     72             62              11
   Distribution Fees (1)                  4             --              22
   Distribution Fee Waiver               --             --             (22)
   Trustees Fees                         41             13               3
   Printing Fees                         32             11               2
   Professional Fees                     52             16               3
   Amortization of Deferred
      Organizational Costs                7              2               3
   Miscellaneous Expenses                35              7               4
                                    -------         ------          ------
           Total Expenses             1,612            447              46
                                    -------         ------          ------
   Net Investment Income             16,365          5,219           1,196
                                    -------         ------          ------
Net Realized Gain (Loss)
   on Investments                       (35)            14            (145)
Change in Unrealized Appreciation
   on Investments                        --             --               9
                                    -------         ------          ------
Net Realized and Unrealized Gain
   (Loss) on Investments                (35)            14            (136)
                                    -------         ------          ------
Increase in Net Assets
   Resulting from Operations        $16,330         $5,233          $1,060
                                    =======         ======          ======

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(1) ALL DISTRIBUTION FEES ARE INCURRED IN THE RETAIL CLASS B.
(2) COMMENCED OPERATIONS ON MAY 1, 1996.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FOR THE PERIOD ENDED DECEMBER 31, 1996

STATEMENT OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
                                                                     TREASURY
                                               MONEY MARKET         MONEY MARKET
                                                   FUND                 FUND
                                        =========================   ============
                                         01/01/96    01/30/95 (1)   05/01/96 (2)
                                        TO 12/31/96   TO 12/31/95    TO 12/31/96
                                        -------------------------   ------------
INVESTMENT ACTIVITIES:
   Net Investment Income                 $ 16,365      $ 14,657      $   5,219
   Net Realized Gain (Loss)
     on Investments                           (35)            4             14
   Change in Unrealized
     Appreciation on Investments               --            --             --
                                         --------      --------      ---------
Increase in Net Assets Resulting
    From Operations                        16,330        14,661          5,233
                                         --------      --------      ---------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Institutional Class A                (16,188)      (14,594)        (5,219)
     Retail Class B                          (176)          (63)            --
   Capital Gains:
     Institutional Class A                     --            --             --
     Retail Class B                            --            --             --
                                         --------      --------      ---------
         Total Distributions              (16,364)      (14,657)        (5,219)
                                         --------      --------      ---------
CAPITAL SHARE TRANSACTIONS:
   (ALL AT $1.00 PER SHARE)
   Institutional Class A Shares:
     Proceeds from Shares Issued          541,728       752,769      1,011,211
     Reinvestment of Cash Distributions        13             6             --
     Cost of Shares Redeemed             (572,703)     (447,659)      (831,024)
                                         --------      --------      ---------
         Institutional Capital Share
            Transactions                  (30,962)      305,116        180,187
                                         --------      --------      ---------
   Retail Class B Shares:
     Proceeds from Shares Issued            4,790         5,529             --
     Reinvestment of Cash Distributions       148            59             --
     Cost of Shares Redeemed               (4,077)       (1,930)            --
                                         --------      --------      ---------
         Retail Capital Share
           Transactions                       861         3,658             --
                                         --------      --------      ---------
Net Increase (Decrease) in Net Assets
   From Share Transactions                (30,101)      308,774        180,187
                                         --------      --------      ---------
   Total Increase (Decrease) in
       Net Assets                         (30,135)      308,778        180,201
                                         --------      --------      ---------
NET ASSETS:
   Beginning of Period                    308,778            --             --
                                         --------      --------      ---------
   End of Period                         $278,643      $308,778      $ 180,201
                                         ========      ========      =========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(1) COMMENCED OPERATIONS ON JANUARY 30, 1995.
(2) COMMENCED OPERATIONS ON MAY 1, 1996.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FOR THE PERIOD ENDED DECEMBER 31, 1996                       BISHOP STREET FUNDS

STATEMENT OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
                                                     HAWAII MUNICIPAL BOND
                                                             FUND
                                                   =========================
                                                     01/01/96    02/15/95 (1)
                                                    TO 12/31/96  TO 12/31/95
                                                   -------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                             $ 1,196      $   399
   Net Realized Gain (Loss) on Investments              (145)          41
   Change in Unrealized Appreciation
     (Depreciation) on Investments                         9          487
                                                     -------      -------
Increase in Net Assets Resulting
   From Operations                                     1,060          927
                                                     -------      -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Institutional Class A                              (717)        (221)
     Retail Class B                                     (451)        (178)
   Capital Gains:
     Institutional Class A                               (25)          --
     Retail Class B                                      (16)          --
                                                     -------      -------
         Total Distributions                          (1,209)        (399)
                                                     -------      -------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class A Shares:
     Proceeds from Shares Issued                       7,259        9,397
     Reinvestment of Cash Distributions                  275           97
     Cost of Shares Redeemed                          (1,460)        (381)
                                                     -------      -------
         Institutional Capital Share
            Transactions                               6,074        9,113
                                                     -------      -------
   Retail Class B Shares:
     Proceeds from Shares Issued                       4,344        6,868
     Reinvestment of Cash Distributions                  310          120
     Cost of Shares Redeemed                          (2,443)        (516)
                                                     -------      -------
         Retail Capital Share Transactions             2,211        6,472
                                                     -------      -------
Net Increase in Net Assets From Capital
    Share Transactions                                 8,285       15,585
                                                     -------      -------
   Total Increase in Net Assets                        8,136       16,113
                                                     -------      -------
NET ASSETS:
   Beginning of Period                                16,113           --
                                                     -------      -------
   End of Period                                     $24,249      $16,113
                                                     =======      =======
CAPITAL SHARE TRANSACTIONS:
   Institutional Class A Shares:
     Shares Issued                                       709          927
     Shares Issued in Lieu of Cash Distributions          27            9
     Shares Redeemed                                    (144)         (37)
                                                     -------      -------
         Total Institutional Capital
            Share Transactions                           592          899
                                                     -------      -------
   Retail Class B Shares:
     Shares Issued                                       424          679
     Shares Issued in Lieu of Cash Distributions          30           12
     Shares Redeemed                                    (239)         (51)
                                                     -------      -------
         Total Retail Capital Share Transactions         215          640
                                                     -------      -------
Net Increase in Capital Shares                           807        1,539
                                                     =======      =======

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(1) COMMENCED OPERATIONS ON FEBRUARY 15, 1995.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout the Period


                       INVESTMENT ACTIVITIES        DISTRIBUTIONS
                      -------------------------   -----------------
                                      NET                                                            RATIO OF
             NET                    REALIZED                          NET                     NET     EXPENSES
            ASSET                     AND                            ASSET                   ASSETS,    TO
            VALUE,      NET        UNREALIZED       NET              VALUE,                  END OF   AVERAGE
          BEGINNING  INVESTMENT  GAIN (LOSS) ON  INVESTMENT CAPITAL  END OF    TOTAL         PERIOD      NET
          OF PERIOD   INCOME      INVESTMENTS      INCOME    GAINS   PERIOD   RETURN(6)       (000)    ASSETS
          ---------  ----------  --------------  ---------- -------  ------   ---------      -------  --------
-----------------
MONEY MARKET FUND
-----------------
INSTITUTIONAL CLASS A
1996:      $1.00       $0.05           --          $(0.05)     --     $1.00    5.12%         $274,125   0.49%
1995(1):   $1.00       $0.05           --          $(0.05)     --     $1.00    5.67%+        $305,120   0.50%*

RETAIL CLASS B
1996:      $1.00       $0.05           --          $(0.05)     --     $1.00    5.02%         $  4,518   0.59%
1995(2):   $1.00       $0.05           --          $(0.05)     --     $1.00    5.55%(DAGGER) $  3,658   0.60%*
--------------------------
TREASURY MONEY MARKET FUND
--------------------------
INSTITUTIONAL CLASS A
1996(5):   $1.00       $0.03           --          $(0.03)     --     $1.00    5.08%(DAGGER) $180,201   0.42%
--------------------------
HAWAII MUNICIPAL BOND FUND
--------------------------
INSTITUTIONAL CLASS A
1996:     $10.47       $0.55       $(0.12)         $(0.55)  (0.01)   $10.34    4.21%         $ 15,408   0.21%
1995(4):  $10.00       $0.45       $ 0.47          $(0.45)     --    $10.47   10.91%(DAGGER) $  9,411   0.27%*

RETAIL CLASS B
1996:     $10.47       $0.55       $(0.11)         $(0.55)  (0.01)   $10.35    4.31%         $  8,841   0.21%
1995(3):  $10.00       $0.45       $ 0.47          $(0.45)     --    $10.47   10.85%(DAGGER) $  6,702   0.33%*







                                        RATIO OF
                                     NET INVESTMENT
           EXPENSES TO     RATIO OF    INCOME TO
             AVERAGE          NET       AVERAGE
            NET ASSETS    INVESTMENT   NET ASSETS
           EXCLUDING FEE   INCOME TO  EXCLUDING FEE   PORTFOLIO
            WAIVERS AND    AVERAGE     WAIVERS AND     TURNOVER
          REIMBURSEMENTS  NET ASSETS  REIMBURSEMENTS     RATE
          --------------  ----------  --------------  ---------
-----------------
MONEY MARKET FUND
-----------------
INSTITUTIOAL CLASS A
1996:         0.60%          5.01%         4.90%           --
1995(1):      0.66%*         5.50%*        5.34%*          --

RETAIL CLASS B
1996:         0.76%          4.91%         4.74%           --
1995(2):      0.76%*         5.26%*        5.10%*          --
--------------------------
TREASURY MONEY MARKET FUND
--------------------------
INSTITUTIONAL CLASS A
1996(5):      0.65%          4.96%         4.74%           --
--------------------------
HAWAII MUNICIPAL BOND FUND
--------------------------
INSTITUTIONAL CLASS A
1996:         0.85%          5.33%         4.68%          27%
1995(4):      1.10%*         5.24%*        4.40%*         68%

RETAIL CLASS B
1996:         1.05%          5.33%         4.48%          27%
1995(3):      1.45%*         5.14%*        4.02%*         68%

(DAGGER) TOTAL RETURN HAS BEEN ANNUALIZED.
* ANNUALIZED.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(1) COMMENCED OPERATIONS ON JANUARY 30, 1995.
(2) COMMENCED OPERATIONS ON FEBRUARY 17, 1995.
(3) COMMENCED OPERATIONS ON FEBRUARY 16, 1995.
(4) COMMENCED OPERATIONS ON FEBRUARY 15, 1995.
(5) COMMENCED OPERATIONS ON MAY 1, 1996.
(6) TOTAL RETURN DOES NOT REFLECT APPLICABLE SALES CHARGE FOR THE HAWAII MUNICIPAL BOND FUND.

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DECEMBER 31, 1996                                            BISHOP STREET FUNDS

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
================================================================================
      The Bishop Street Funds (the "Trust") are registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Bishop Street Funds consists of a series of five funds (the "Funds") which includes the High Grade Income Fund, Hawaii Municipal Bond Fund (formerly Hawaii Tax-Free Fund), Equity Fund, the Treasury Money Market Fund and the Money Market Fund. Effective January 29, 1996, the Hawaii Tax Free Bond Fund officially changed its name to the Hawaii Municipal Bond Fund. The Bishop Street Funds Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each portfolio. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. Each Fund, with the exception of the High Grade Income Fund and Equity Fund, has commenced operations prior to December 31, 1996. This report pertains only to the Treasury Money Market Fund, Money Market Fund and the Hawaii Municipal Bond Fund. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES
================================================================================
      The following is a summary of significant accounting policies followed by the Trust.

SECURITY VALUATION -- Investment securities held by the Money Market and Treasury Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

      For the Hawaii Municipal Bond Fund debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Restricted securities for which quotations are not readily available are valued at fair value using methods determined in good faith under general Trustee supervision.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold adjusted for the accretion and amortization of the purchase discounts and premiums during the respective holding periods. Interest income is recorded on the accrual basis.

DISCOUNTS AND PREMIUMS -- Discounts and premiums are accreted or amortized over the life of each security and are recorded as interest income for each of the Funds using a method which approximates the effective interest method.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for Repurchase Agreements are held by the custodian bank until the respective agreements mature. Provisions of repurchase agreements and

DECEMBER 31, 1996

procedures adopted by the Adviser ensure that the market value of the collateral is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

CLASSES -- Class specific expenses are borne by that class. Income, nonclass specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid on a monthly basis for the Hawaii Municipal Bond Fund, the Money Market Fund and the Treasury Money Market Fund. Any net realized capital gains will be distributed at least annually for all Funds.

FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

ORGANIZATION COSTS -- Organization costs of approximately $134,000 have been capitalized by the Funds and are being amortized over sixty months commencing with operations. In the event any of the initial shares are redeemed by any holder thereof during the period that the fund is amortizing its organization costs, the redemption proceeds payable to the holder thereof prior to the end of the amortization period, the proceeds will be reduced by the unamortized organization costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT ADVISORY AGREEMENT
================================================================================
      Investment advisory services are provided to the Funds by First Hawaiian Bank (the "Adviser"). The Adviser is entitled to receive an annual fee of 0.30% of the average daily net assets of the Treasury Money Market Fund, 0.30% of the average daily net assets of the Money Market Fund and 0.35% of the average daily net assets of the Hawaii Municipal Bond Fund. The Adviser may from time to time waive a portion of its fee in the Treasury Money Market Fund, the Money Market Fund and the Hawaii Municipal Bond Fund, in order to limit the operating expenses of the

                                                             BISHOP STREET FUNDS

Fund to 0.44%, 0.50% and 0.21%, respectively for the Institutional Class of shares and 0.60% and 0.21% respectively for the Money Market Fund and Hawaii Municipal Bond Fund Retail Class of shares.

      Wellington Management Company (The "Sub-Adviser") serves as the investment sub-adviser for the Money Market Fund and the Treasury Money Market Fund pursuant to a sub-adviser agreement. The Sub-Adviser is entitled to receive from the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.075% of the average daily net assets of the Fund up to $500 million and 0.020% of the average daily net assets of the Fund in excess of $500 million.

4. ADMINISTRATIVE, TRANSFER AGENT AND DISTRIBUTION SERVICES
================================================================================
      Pursuant to an administration agreement dated January 27, 1995, (the "Agreement") SEI Financial Management Corporation ("SFM"), a wholly owned subsidiary of SEI Corporation ("SEI"), acts as the Trust's Administrator. Under the terms of the Agreement, SFM is entitled to receive an annual fee of 0.20% of the average daily net assets of each Fund. SFM has voluntarily agreed to waive a portion of its fee in order to limit operating expenses.

      Pursuant to an agreement dated January 30, 1995, DST Systems, Inc. ("DST") acts as the Transfer Agent of the Trust. As such, DST provides transfer agency, dividend disbursing and shareholder services to the Trust.

      SEI Financial Services Company ("SFS"), wholly owned subsidiary of SEI, acts as the Trust's Distributor pursuant to a distribution agreement dated January 27, 1995. The Retail Class B shares of the Trust have a Rule 12b-1 Distribution Plan under which such shares of the Funds bear distribution expenses and related service fees at the annual rate of 0.10% and 0.25% of their average daily net assets for the Money Market Fund and Hawaii Municipal Bond Fund, respectively. SFS has voluntarily agreed to waive the distribution charge for the Hawaii Municipal Bond Fund in order to limit operating expenses for the Retail Class B shares.

      Certain officers of the Trust are also officers of the Administrator. Such officers are paid no fees by the Trust.

DECEMBER 31, 1996

5. INVESTMENT TRANSACTIONS
================================================================================
      The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments for the period ended December 31, 1996 are presented below for the Hawaii Municipal Bond Fund.

      FUND INVESTMENT TRANSACTIONS

                                                     HAWAII MUNICIPAL BOND
                                                             FUND
                                                     =====================
               Purchases
                 U.S. Government Securities              $        --
                 Other                                    13,848,864

               Sales
                 U.S. Government Securities              $        --
                 Other                                     5,911,680

      At December 31, 1996, the Money Market Fund and Hawaii Municipal Bond Fund had capital loss carryforwards for federal income tax purposes of approximately $26,152 and $144,864, respectively, resulting from security sales. For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains. The carryforwards for the Money Market Fund and Hawaii Municipal Bond Fund expire in 2004.

      At December 31, 1996 the total cost of securities and the net realized gains and losses on securities sold for federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate unrealized appreciation/depreciation on securities at December 31, 1996 for the Hawaii Municipal Bond Fund is as follows:

               Gross Unrealized Appreciation         $520,125
               Gross Unrealized Depreciation          (24,089)
                                                     --------
               Net Unrealized Appreciation           $496,036
                                                     ========

                                                             BISHOP STREET FUNDS

6. CONCENTRATION OF CREDIT RISK (Unaudited)
================================================================================
      The Hawaii Municipal Bond Fund invests primarily in debt instruments in the state of Hawaii. The issuers' ability to meet their obligations may be affected by economic developments in that state. At December 31, 1996, the percentage of the Fund investments by each revenue source was as follows:

                                                    HAWAII MUNICIPAL BOND
                                                            FUND
                                                    =====================
               Cash Equivalents                              3%
               Education Bonds                               3%
               General Obligation Bonds                     25%
               Hospital Bonds                               18%
               Housing Bonds                                13%
               Transportation Bonds                         23%
               Utility Bonds                                14%
               Other Revenue Bonds                           1%
                                                           ----
                                                           100%
                                                           ====
      The ratings of long-term debt holdings as a percentage of total value of investments at December 31, 1996 are as follows:
                                                    HAWAII MUNICIPAL BOND
               STANDARD & POOR'S RATING                     FUND
               ========================             =====================
               AAA                                          57%
               AA                                           21%
               A                                            13%
               A-                                            4%
               Not Rated                                     5%
                                                           ----
                                                           100%
                                                           ====

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
OF BISHOP STREET FUNDS:

      We have audited the accompanying statements of net assets of Bishop Street Funds (comprising, respectively, Money Market, Treasury Money Market, and Hawaii Municipal Bond Funds) as of December 31, 1996, and the related statements of operations, statements of changes in net assets and the financial highlights for each of periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1996 by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Bishop Street Funds as of December 31, 1996, and the results of their operations, changes in their net assets, and their financial highlights for each of the periods presented in conformity with generally accepted accounting principles.



COOPERS & LYBRAND L.L.P.



2400 Eleven Penn Center
Philadelphia, Pennsylvania
February 18, 1997

                                                             BISHOP STREET FUNDS
NOTICE TO SHAREHOLDERS OF BISHOP STREET FUNDS (Unaudited)
--------------------------------------------------------------------------------

     For shareholders that do not have a December 31, 1996 tax year end, this notice is for informational purposes only. For shareholders with a December 31, 1996 tax year end, please consult your tax advisor as to the pertinence of this notice.

     For the fiscal year ended December 31, 1996, each fund has designated the following items with regard to distributions paid during the year.

                                    (A)              (B)              (C)
                                 LONG TERM        ORDINARY           (A+B)
                               CAPITAL GAIN        INCOME            TOTAL
                               DISTRIBUTIONS    DISTRIBUTIONS    DISTRIBUTIONS
      FUND                      (TAX BASIS)      (TAX BASIS)      (TAX BASIS)
--------------------------------------------------------------------------------
Money Market                         0%             100%            100%
Treasury Money Market                0%             100%            100%
Hawaii Municipal Bond                0%             100%            100%

                                    (D)              (E)
                                QUALIFYING       TAX EXEMPT
      FUND                     DIVIDENDS(1)       INTEREST
--------------------------------------------------------------------------------
Money Market                         0%              0%
Treasury Money Market                0%              0%
Hawaii Municipal Bond                0%             95%

       (1) QUALIFYING DIVIDENDS REPRESENTS DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION.
         * ITEMS (A) AND (B) ARE BASED ON A PERCENTAGE OF EACH FUND'S TOTAL DISTRIBUTIONS.
        ** ITEMS (D) AND (E) ARE BASED ON A PERCENTAGE OF ORDINARY INCOME
           DISTRIBUTIONS OF EACH FUND.


NONE OF THE BISHOP STREET FUNDS SATISFY CA, NY OR CT'S STATUTORY REQUIREMENTS TO PASS-THROUGH INCOME FROM FEDERAL OBLIGATIONS. ACCORDINGLY, THE PRORATA PORTION OF INCOME FROM FEDERAL OBLIGATIONS WILL NOT BE EXEMPT FOR THE RESPECTIVE STATES' INCOME TAX PURPOSES.

                                      NOTES

                                      NOTES

INVESTMENT ADVISER:
FIRST HAWAIIAN BANK

DISTRIBUTOR:
SEI FINANCIAL SERVICES COMPANY

THIS INFORMATION MUST BE PRECEDED OR
ACCOMPANIED BY A CURRENT PROSPECTUS FOR
EACH FUND DESCRIBED.



ADVISED BY
FIRST
HAWAIIAN
BANK

[LOGO OMITTED]






BSF-F-006-02